Note 9 - Long-term Debt	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Long-term Debt [Text Block]
9.
       Long-Term Debt

This consists of bank loans of the ship-owning companies and is as follows:

Borrower		December 31, 2015	December 31, 2016
Xingang Shipping Ltd. / Joanna Maritime Ltd.	(a)	1,276,040	1,103,915
Manolis Shipping Ltd.	(b)	4,500,000	-
Saf Concord Shipping Ltd.	(c)	3,250,000	-
Pantelis Shipping Corp.	(d)	5,120,000	4,840,000
Noumea Shipping Ltd.	(e)	7,800,000	6,360,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	(f)	13,200,000	11,600,000
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd.	(g)	-	13,120,000
Kamsarmax One Shipping Ltd	(h)	-	13,333,000
Euroseas Ltd.	(i)	5,375,000	-
		40,521,040	50,356,915
Less: Current portion		(14,810,000)	(5,697,915)
Long-term portion		25,711,040	(44,659,000)
Deferred Charges, current portion		124,234	148,697
Deferred charges, long-term portion		158,338	292,024
Long-term debt, current portion net of deferred charges		14,685,766	5,549,218
Long-term debt, long-term portion net of deferred charges		25,552,702	44,366,976

Loan from related party
Euroseas Ltd.	(j)	-	2,000,000

None of the above loans is registered in the U.S. The future annual loan repayments are as follows:

To December 31:
2017	7,697,915
2018	14,304,000
2019	19,824,000
2020	934,000
2021	934,000
Thereafter	8,663,000
Total	52,356,915

(a)	On
September
30,
2016,
the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six
remaining consecutive quarterly instalments of
$75,000
each (being
$450,000
in aggregate) to be payable together with the balloon payment of
$653,915
in
one
bullet payment of
$1,103,915
in
November,
2017.
The asset coverage ratio was reduced from
130%
to
75%
until the maturity of this agreement. A cash sweep mechanism was put in place until the entire deferred amount is repaid.

(b)	This loan was fully repaid on of February 12, 2016 with part of the proceeds of a new loan (see Note 9 -(g)).

(c)	This loan was fully repaid on February 12, 2016 with part of the proceeds of a new loan (see Note 9 -(g)).

(d)	On
September
30,
2016,
the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six
remaining consecutive quarterly instalments of
$280,000
each (being
$1,680,000
in aggregate) until (a)
29
September
2017
(being the initial final repayment date together with the balloon payment of
$3,160,000
in
one
bullet payment of
$4,840,000)
or (b) to extend the final repayment date of the deferred amount and the balloon payment until
29
December
2018
if Euroseas agrees with the current lender of container vessel Evridiki G (being Credit Agricole) or any other bank the extension of the repayment date of her balloon instalment at least until her current charter matures in the first
quarter of
2018.
In this case the outstanding amount of
$4,840,000
will be paid in
four
quarterly instalments, the
first
two
instalments of
$280,000
each, the
third
instalment in the amount of
$560,000
and the
fourth
instalment of
$3,720,000
comprised by
$560,000
and the balloon payment, The
first
instalment will be paid in
March
2018
and the following instalments on quarterly intervals thereafter and the last one
in
December
2018.
The asset coverage ratio was reduced from
130%
to
75%
until
December
31,
2017.
A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of
$300,000
(corresponding to the minimum cash balance requirement) to be pledged in the cash collateral account of Eirini P/Eleni P. For the avoidance of doubt the aforementioned cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the Eirini P/Eleni P loan agreement (see Note
9
-(f)).

On
December
22,
2016
Euroseas signed an agreement with Credit Agricole to extend the loan of the container vessel Evridiki G to the first
quarter of
2018
(see Note
9
-(e)) and therefore schedule (b) as outlined above became effective.

(e)	On
December
22,
2016,
the supplemental agreement with Noumea Shipping Ltd., owner of M/V “Evridiki G” was signed in order to refinance the final quarterly instalment of
$720,000
and the balloon payment of
$6,360,000
originally due in
December
2016.
The borrower and the lender agreed to amend the repayment profile in respect of the loan of which
$7,080,000
remained outstanding as of the date of the supplemental agreement and to extend the final maturity date to
January
2018.
The loan will be repaid with
three
repayments of
$720,000
each, due in
December
2016,
in
July
2017
and in
January
2018
together with the balloon payment of
$4,920,000
due in
January
2018.
The security cover ratio covenant has been waived until
November
15,
2017,
when it will be restored to
110%.

(f)	On
September
30,
2016,
the Company signed a Supplemental Agreement with HSBC Bank PLC. The outstanding balance of the loan of Eirini Shipping Ltd / Eleni Shipping Ltd. of
$12,850,000
prior to the closing of the supplemental agreement was reduced to
$11,600,000
via prepayment of the cash collateral of
$1,250,000
(which was effected after the signing of the respective supplemental agreement). In addition, seven
principal instalments of
$350,000
each, from
June
2016
to
December
2017
were deferred. Repayment of the loan will be resumed in
March
2018
and the outstanding balance of
$11,600,000
will be repaid in
two
quarterly instalments of
$350,000
each,
four
of
$725,000
each plus a balloon payment of
$8,000,000
due in
May
2019.
The asset coverage ratio was reduced from
130%
to
75%
until
December
31,
2017.
A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of
$600,000
(corresponding to the minimum cash balance requirement) to be pledged in the cash collateral account of M/V “Eirini P” / M/V “Eleni P”. For the avoidance of doubt the aforementioned cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the Pantelis loan agreement. M/V “Eleni P” was sold on
January
26,
2017;
the proceeds from the sale were used to partly pay for the acquisition of M/V “Tasos” which replaced M/V “Eleni P” as collateral for the loan.

(g)	On
February
12,
2016,
the Company signed and drew a term loan facility with Eurobank Ergasias S.A in order to refinance all of its existing facilities with the bank. This is a
$14,500,000
loan drawn by Saf-Concord Shipping Ltd, Eternity Shipping Company, Allendale Investments S.A., Manolis Shipping Limited, Alterwall Business Inc., Aggeliki Shipping Ltd and Jonathan John Shipping Ltd. (which was cross-collateralized as per supplemental agreement dated
September
27,
2016
replacing Eternity Shipping Company, the owner of M/V “Captain Costas” that was sold in
2016)
as Borrowers. The loan is payable in
twelve
equal consecutive quarterly instalments of
$460,000
each, with a balloon payment of
$8,980,000
to be paid together with the last instalment in
February
2019.
The interest was based on LIBOR plus a margin of
6.00%.
The loan is secured with the following: (i)
first
priority mortgages over M/V “Monica P”, M/V “Captain Costas” replaced by M/V “Aegean Express” after her sale, M/V “Kuo Hsuing”, M/V “Manolis P”, M/V “Ninos”, M/V “Aggeliki P”, (ii)
first
assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company, and (iv) a
$2,800,000
cash collateral deposit pledged in favor of the bank. The Company paid loan arrangement fee of
$247,500
for this loan.

(h)	On
February
17,
2016,
the Company signed a term loan facility with Nord LB and on
February
25,
2016
a loan of
$13,800,000
was drawn by Kamsarmax One Shipping Ltd. to partly finance the purchase of M/V “Xenia”. The loan is to be repaid in fourteen
consecutive equal semi-annual installments of
$467,000
plus a balloon amount of
$7,262,000.
The margin of the loan is
2.95%
above LIBOR. The loan is secured with (i)
first
priority mortgages over M/V “Xenia”, (ii)
first
assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Company paid loan arrangement fee of
$187,335
for this loan.

(i)	This loan was fully repaid on of February 12, 2016 with part of the proceeds of a new loan (see Note 9 -(g)).

(j)	On
November
29,
2016,
Euroseas signed an agreement with Colby Trading Ltd, a company affiliated with its CEO, to draw a
$2
million loan to finance working capital needs. Interest on the loan is payable quarterly, and there are no principal repayments until
January
2018
when the loan matures. The Company
may
elect to capitalize the interest to the outstanding principal amount. Under certain limited circumstances, the Company can pay principal and interest in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The Company repaid this loan on
February
28,
2017
along with
$50,556
interest.

On
March
20,
2015,
the Company signed a term loan facility with HSH Nordbank AG of up to the lesser of
$19.00
million or
62.5%
of the market value of Hull No DY
160
upon its delivery to partly finance the construction cost. A commitment fee of
0.9%
per annum was payable until the loan was drawn. On
April
28,
2016
and on
October
27,
2016,
the Company signed a supplemental loan agreements to the term loan facility signed on
March
20,
2015
extending the allowed drawdown period until
October
31,
2016
and subsequently until
January
31,
2017
to account for delays in the construction of the Hull DY
160,
and reducing the maximum loan amount to
55%
of the market value of the vessel at delivery. The loan was drawn on
January
25,
2017
(see Note
20
-(d) for details of the loan).

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
75%
to
130%),
restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. limiting dividends in some loans to
60%
of profits, or, not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan instalments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$10,466,743
and
$5,605,740
as of
December
31,
2015
and
2016,
respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of
December
31,
2016,
all the debt covenants are satisfied.

Interest expense for the years ended
December
31,
2014,
2015
and
2016
amounted to
$2,015,155,
$1,336,345
and
$1,918,673,
respectively. Capitalized interest was booked only for the years ended
December
31,
2015
and
2016
and amounted to
$697,048
and
$497,813
respectively.